Employee Benefit Plans (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Employee Benefit Plans [Abstract]
Employee contribute and accrued amount	¥ 69,359	¥ 53,345	¥ 16,092